Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties

a)    Receivables from related parties

							Current		Non-current
Taxpayer ID							12-31-2018	12-31-2017	12-31-2018	12-31-2017
Number	Company	Country	Relationship	Currency	Description of transaction	Term of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa España	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	—	70,371	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	27,023	13,077	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	—	1,031,125	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	79,217	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	86,089	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	CH$	Gas Purchase	Less than 90 days	14,666,414	18,793,098	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	CH$	Dividends	Less than 90 days	788,336	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	41,820	36,067	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	295,892	8,144	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	—	290,838	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	44,675	8,511	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Gas sales	Less than 90 days	18,565,698	21,484,590	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	3,671,446	20,751,714	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	—	16,994	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	134	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	49,677	—	—
76.321.458-3	Sociedad Almeyda Solar SpA	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	—	50,594	—	—
76.321.458-3	Sociedad Almeyda Solar SpA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	35,572	—	—
76.321.458-3	Sociedad Almeyda Solar SpA	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	19,877	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	—	41,487	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	425	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	54,638	—	—
Foreign	Enel S.p.A.	Italy	Parent	CH$	Other services	Less than 90 days	—	157,701	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	415,200	215,289	—	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	—	75,956	—	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	49,677	—	—
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	—	28,835	—	—
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	3,443	—	—
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	310,179	—	—
96.920.110-0	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	162,594	—	—
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	CH$	Other services	Less than 90 days	281,002	47,998	—	—
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	Euros	Other services	Less than 90 days		116,436	—	—
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	US$	Other services	Less than 90 days	173,300	2,068,594	—	—
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	CH$	Other services	Less than 90 days	—	432,233	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	703,368	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	$ Col	Other services	Less than 90 days	—	13,746	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	CH$	Other services	Less than 90 days	—	791,622	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	Euros	Other services	Less than 90 days	—	29,221	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	427,882	—	—	—
Foreign	Enel Generación Perú S.A.	Perú	Common Immediate Parent	CH$	Other services	Less than 90 days	—	15,192	—	—
Foreign	Enel Generación Perú S.A.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	973,873	758,841	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	107,071	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	4,197,951	1,487,709	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	54,949	—	—
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	419,032	46,557	—	—
Foreign	Enel Generación Piura S.A.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	89,545	165,875	—	—
Foreign	Chinango S.A.C.	Perú	Common Immediate Parent	CH$	Other services	Less than 90 days	—	17,410	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	—	262,694	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	2,405,958	—	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	—	82,830	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	—	10,096	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Common Immediate Parent	CH$	Other services	Less than 90 days	354,283	354,283	—	—
Foreign	Enel Green Power Mexico	México	Common Immediate Parent	US$	Other services	Less than 90 days	98,519	152,495	—	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	1,959,124	177,478	—	—
Foreign	Enel Green Power Brasil	Brasil	Common Immediate Parent	US$	Other services	Less than 90 days	—	37,936	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	México	Common Immediate Parent	US$	Other services	Less than 90 days	52,241	—	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	29,054	—	—	—
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	32,264	—	—	—
Foreign	Enel Generacion El Chocon S.A.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	13,367	—	—	—
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brasil	Common Immediate Parent	US$	Other services	Less than 90 days	52,215	9,188	—	—
Foreign	Enel Green Power Brasil Participacoes LTDA.	Brasil	Common Immediate Parent	Real	Other services	Less than 90 days	23,329	—	—	—
Foreign	Enel Finance International NV (*)	Holanda	Common Immediate Parent	US$	Loan	Less than 90 days	1,008,208	—	—	—
Foreign	Enel Power Argentina	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	276,607	—	—	—
Foreign	Energetica Monzon S.A.C.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	601,512	—	—	—
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	US$	Other services	Less than 90 days	466,281	—	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	57,761	—	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	CH$	Other services	Less than 90 days	23,077	796,750	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	464,846	—	—	—
76.201.136-0	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CH$	Mercantile Current Account	Less than 90 days	166,870	—	—	—
76.201.136-0	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	142,847	—	—	—
Foreign	Enel X SLR	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	14,233	—	—	—
Foreign	ENEL MAP	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	10,365	—	—	—
76.091.585-5	Aysén Energìa	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	14,286	—	—	—
76.041.891-9	Aysén Transmisiòn	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	14,285	—	—	—
						Total	54,171,060	71,856,046	—	—

b)    Accounts payable to related parties

							Current		Non-current
Taxpayer ID							12-31-2018	12-31-2017	12-31-2018	12-31-2017
Number	Company	Country	Relationship	Currency	Description of transaction	Terms of transaction	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa España	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	159,940	277,868	—	—
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	US$	Other services	Less than 90 days	74,949	77,680	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	77,624	—	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	AR$	Other services	Less than 90 days	—	74,740	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	Col$	Other services	Less than 90 days	4,723	4,551	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	1,461,815	4,650	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	1,987	912,731	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Common Immediate Parent	US$	Other services	Less than 90 days	2,291	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Common Immediate Parent	CH$	Other services	Less than 90 days	—	2,110	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	—	3,175,956	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	71,648	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	US$	Gas Purchase	Less than 90 days	5,935,652	8,100,426	—	—
76.418.940-k	GNL Chile S.A.	Chile	Associate	CH$	Other services	Less than 90 days	12,389	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	—	22,257	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	702,702	214,667	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Euros	Other services	Less than 90 days	—	749,834	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CH$	Other services	Less than 90 days	—	35	—	—
Foreign	Enel Iberia SRL	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	35	—	—	—
Foreign	Enel Iberia SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	820,642	—	—	—
Foreign	E-Distribuzione Spa	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	336,814	3,187,971	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	7,482,038	10,501,963	—	318,518
Foreign	Enel Energía	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	452,289	348,370	—	—
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	—	371,339	—	—
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	64,484	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	CH$	Tolls	Less than 90 days	13,887	72,965	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	CH$	Energy purchase	Less than 90 days	—	70,984	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	—	65,829	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	258	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	217,859	—	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	2,258,059	924,051	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	9,849,260	4,184,469	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	—	2,105,042	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	484	—	—
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	—	10,323,531	—	—
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	—	853	—	—
96.920.110-0	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	90,134	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	—	77,415	—	—
Foreign	Enel S.p.A.	Italy	Parent	CH$	Dividens	Less than 90 days	67,197,814	63,543,371	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	5,866,256	1,583,058	—	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	—	1,261,153	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	—	4,591,580	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	12,186,715	2,089,122	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	—	7,936	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	13,579	—	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	2,199,811	—	—	—
Foreign	ENEL MAP	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,235,525	—	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	30,353,425	—	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	149,591	—	—	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	US$	Loan	Less than 90 days	123,979	—	447,193,802	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	—	457,457	—	—
76.201.136-0	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	370,028	—	—	—
Foreign	Enel X SLR	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	40,656	—	—	—
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	458,228	—	—	—
Foreign	Tecnatom SA	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	102,962	—	—	—
Foreign	Enel Green Power Spa GLO	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	7,772,801	—	—
						Total	157,936,325	119,612,972	447,193,802	318,518

(*)See section d) below.

Summary of Significant Transactions and Effect on Income or Expenses

					For the years ended December 31,
					2018	2017	2016
Taxpayer ID Number	Company	Country	Relationship	Description of transaction	ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	—	10,394,146	18,655,911
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Fuel consumption	—	—	(134,393)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Other fixed operating expenses	—	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Fuel consumption	—	—	(54,818,466)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Other fixed operating expenses	(158,128)	—	—
Foreign	Enel Perú S.A.C.	Perú	Common Immediate Parent	Other services rendered	8,832	7,405	68,066
Foreign	Enel Perú S.A.C.	Perú	Common Immediate Parent	Financial expense	—	(181)	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Financial expense	—	(289,800)	(1,933,040)
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Financial income	—	144,404	540,259
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Other services rendered	5,071,453	4,737,522	4,822,344
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Other variable expenses	—	—	(352)
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Other operating income	—	—	182,091
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Other fixed operating expenses	—	—	(1,546,751)
Foreign	Codensa	Colombia	Common Immediate Parent	Other operating income	—	—	(709)
Foreign	Codensa	Colombia	Common Immediate Parent	Other services rendered	441,519	399,432	141,664
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	Other fixed operating expenses	—	—	(35,949)
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	Other services rendered	—	—	2,044,935
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	Financial income	(55)	—	—
Foreign	Enel Brasil S.A.	Brasil	Common Immediate Parent	Other fixed operating expenses	(207,967)	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	Gas consumption	(81,890,342)	(146,507,390)	(102,686,858)
76.418.940-K	GNL Chile S.A.	Chile	Associate	Gas transportation	(49,631,647)	(47,656,002)	(40,494,275)
76.418.940-K	GNL Chile S.A.	Chile	Associate	Other services rendered	(71,770)	85,274	82,762
76.788.080-4	GNLQuintero S.A	Chile	Associate	Other operating income	—	—	(1,539)
76.788.080-4	GNLQuintero S.A	Chile	Associate	Energy sales	—	—	1,912,448
76.788.080-4	GNLQuintero S.A	Chile	Associate	Electricity tolls	—	—	79,203
76.788.080-4	GNLQuintero S.A	Chile	Associate	Other services rendered	—	—	960,390
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Energy purchases	(1,954,523)	(11,758,824)	(8,803,274)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Electricity tolls	(8,973)	(254,065)	(235,950)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Other services rendered	142,757	415,162	281,190
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Energy sales	18,201	1,242,092	116,726
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	Other services rendered	424,664	409,823	398,957
Foreign	Enel Distribución Perú S.A.	Perú	Common Immediate Parent	Other services rendered	—	176,867	70,415
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Other services rendered	—	(6,085)	—
96.806.130-5	Electrogas S.A.	Chile	Associate	Gas tolls	—	(251,099)	(2,750,858)
96.806.130-5	Electrogas S.A.	Chile	Associate	Fuel consumption	—	(25,025)	(717,599)
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	Otros ingresos de explotación	622,686	1,866	(2,645)
Foreign	Enel Argentina S.A	Argentina	Common Immediate Parent	Other fixed operating expenses	—	—	(970)
Foreign	Enel Generación Perú S.A.	Perú	Common Immediate Parent	Other services rendered	—	—	(96,109)
Foreign	Enel Generación Perú S.A.	Perú	Common Immediate Parent	Other services income	1,139,809	745,818	—
Foreign	Enel Generación Perú S.A.	Perú	Common Immediate Parent	Financial expense	—	(349)	—
Foreign	Enel Generación Perú S.A.	Perú	Common Immediate Parent	Other operating income	—	—	(9,253)
Foreign	Enel Generación Piura S.A.	Perú	Common Immediate Parent	Other services rendered	—	98,421	168,961
Foreign	Enel Generación Piura S.A.	Perú	Common Immediate Parent	Other fixed operating expenses	(57,180)	—
Foreign	Enel Generación Piura S.A.	Perú	Common Immediate Parent	Financial expense	(57)	(135)
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	Electricity tolls	(142,469)	(1,383,710)	(1,291,995)
99.573.910-0	Chilectra Inversud S.A	Chile	Common Immediate Parent	Other operating income	—	—	637
76.532.379-7	Chilectra Americas S.A	Chile	Common Immediate Parent	Other services rendered	—	—	289,994
76.536.351-9	Endesa Americas S.A	Chile	Common Immediate Parent	Other services rendered	—	—	1,260,448
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	Energy purchases	(100,418)	—
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	Other services rendered	—	6,629	425,604
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	Other fixed operating expenses	(79,327)	—	—
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	Financial expense	—	(162,177)	—
Foreign	Compañía Energetica Veracruz S.A.C.	Perú	Common Immediate Parent	Other services rendered	—	283,346	42,890
Foreign	Enel Trade S.p.A	Italia	Common Immediate Parent	Financial expense	(13)	—
Foreign	Enel Trade S.p.A	Italia	Common Immediate Parent	Otros Aprovisionamientos	(1,213,116)	—
Foreign	Enel Trade S.p.A	Italia	Common Immediate Parent	Derivados de commodities	10,565,377	19,941,617
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Energy purchases	(1,052,840)	(4,306,145)	(3,674,821)
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Electricity tolls	63,155	(212,402)	(188,859)
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Other services rendered	14,129	40,643	152,419
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Energy sales	(4,325)	344,090	64,174
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	Energy purchases	(3,349,525)	(16,630,422)	(11,992,799)
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	Other services rendered	35,317	101,595	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	Energy sales	(63,086)	144,589	558,966
Foreign	Enel S.p.A.	Italia	Parent	Other fixed operating expenses	(1,082,418)	(658,611)	(34,700)
Foreign	Enel S.p.A.	Italia	Parent	financial expense	(1,057,535)	—	—
Foreign	Enel Italia Servizi	Chile	Common Immediate Parent	Other fixed operating expenses	—	(2,230,668)	(1,547,695)
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	Energy purchases	(30,205,373)	(104,865,684)	(34,952,571)
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	Energy sales	25,918	528,740	48,322
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	Electricity tolls	3,531	3,730	(2,323)
76.412.562-2	Enel Green Power del Sur SPA	Chile	Common Immediate Parent	Other services rendered	220,518	634,361	15
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Energy purchases	(4,448,833)	(25,959,608)	(22,415,584)
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Electricity tolls	(51)	250	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Other services rendered	38,846	111,748	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Energy sales	18,960	109,643	23,932
96.920.110-0	Enel Green Power Chile Ltda	Chile	Common Immediate Parent	Other services rendered	102,298	162,848	34,855
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	Other services rendered	67,919	—	—
Foreign	Enel Produzione	Italia	Common Immediate Parent	Other fixed operating expenses	—	94,045	—
Foreign	Enel Distribuzione	Italia	Common Immediate Parent	Other fixed operating expenses	—	—	(654,622)
Foreign	Enel Ingeneria e Innovazione	Italia	Common Immediate Parent	Other services rendered	—	—	30,806
Foreign	Enel Ingeneria e Innovazione	Italia	Common Immediate Parent	Other fixed operating expenses	—	—	(328,310)
Foreign	Enel Global Trading S.p.A	Italia	Common Immediate Parent	Other operating income	—	—	9,191,693
Foreign	Enel Global Trading S.p.A	Italia	Common Immediate Parent	Other variable expenses	—	—	(2,120,323)
Foreign	E-Distribuzione Spa	Italia	Common Immediate Parent	Other fixed operating expenses	(76,905)	—	—
Foreign	Enel Trading Argentina S.R.L	Argentina	Common Immediate Parent	Other services rendered	—	11,488	—
Foreign	Enel Green Power Italia	Italia	Common Immediate Parent	Other services rendered	—	262,694	—
Foreign	Enel Green Power Perú	Perú	Common Immediate Parent	Other services rendered	258,120	177,478	—
Foreign	Enel Green Power Brasil	Brasil	Common Immediate Parent	Other services rendered	—	37,936	—
Foreign	Enel Green Power Brasil Participacoes Ltda.	Brasil	Common Immediate Parent	Other services rendered	23,828	9,188	—
Foreign	Enel Green Power Mexico	Mexico	Common Immediate Parent	Other services rendered	—	152,495	—
Foreign	Enel Green Power Mexico	Mexico	Common Immediate Parent	Other fixed operating expenses	(53,976)	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	Energy purchases	(1,929)	(456)	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	Energy sales	33,607	10,552	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	Other services rendered	—	69,605	—
Foreign	Chinango S.A.C.	Perú	Common Immediate Parent	Other services rendered	39,759	18,516	—
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	Other services rendered	302,992	46,557	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Financial income	570,591	—	—
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	Other financial expense	(23,253,535)	—	—
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	Other services rendered	871	—	—
Foreign	Energetica Monzon S.A.C.	Perú	Common Immediate Parent	Other services rendered	114,660	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	Other fixed operating expenses	(61,372)	—	—
Foreign	Enel Green Power RSA (PTY) Ltd	South Africa	Common Immediate Parent	Other services rendered	875	—	—
Foreign	Enel Green Power NA, Inc.	United States	Common Immediate Parent	Other services rendered	40,519	—	—
Foreign	Enel Map	Italia	Common Immediate Parent	Other fixed operating expenses	(343,645)	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	Energy sales	19,952	128,626	89,710
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	Electricity tolls	165	144	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	Other services rendered	35,317	101,595	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	Energy purchases	(214,455)	(539,646)	(370,964)
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	Other services rendered	28,106	—	—
Foreign	Enel Italia IT	Italia	Common Immediate Parent	Other fixed operating expenses	(4,111,525)	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italia	Common Immediate Parent	Other fixed operating expenses	(1,845,425)	—	—
99.577.350-3	Empresa Nacional de Geotermia S.A.	Chile	Common Immediate Parent	Energy sales	1,857	—	—
Foreign	Enel Green Power Spa IT	Italia	Common Immediate Parent	Other services rendered	698,380	—	—
Foreign	Enel Green Power Spa IT	Italia	Common Immediate Parent	Other fixed operating expenses	(4,257,363)	—	—
Foreign	Enel Green Power Spa IT	Italia	Common Immediate Parent	Financial expense	(2)		—
Foreign	Enel Iberia SRL	Italia	Common Immediate Parent	Other fixed operating expenses	(29,015)	—	—
Foreign	Enel Generacion El Chocon S.A.	Argentina	Common Immediate Parent	Other services rendered	10,176	—	—
76.201.136-0	Energía y Servicios South America Spa	Chile	Common Immediate Parent	Other services rendered	82,081		—
				Total	(189,741,373)	(321,305,504)	(251,103,769)

Summary of Compensation Paid to Members of the Board of Directors
				December 31, 2018
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	January - December 2018	181,789	—	—
Foreigner	Giulio Fazio	Director	January - December 2018	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2018	90,894	—	31,018
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2018	90,894	—	31,018
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2018	90,894	—	31,018
Foreigner	Daniel Caprini (1)	Director	April - December 2018	—	—	—
Foreigner	Salvatore Bernabei	Director	January - December 2018	—	—	—
			Total	454,471	—	93,054

(1)	On April 25, 2018 Mr. Daniel Caprini took over as Director for Mr. Vicenzo Ranieri

				December 31, 2017
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	January - December 2016	178,065	—	—
Foreigner	Giulio Fazio	Director	January - December 2016	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2016	89,032	—	28,504
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2016	89,032	—	28,504
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2016	89,032	—	28,504
Foreigner	Vicenzo Ranieri	Director	January - December 2016	—	—	—
Foreigner	Salvatore Bernabei	Director	January - December 2016	—	—	—
			Total	445,161	—	85,512

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Palloti Paolo (1)	Chief Executive Officer
Foreigner	De Jesus Marcelo Antonio (2)	Administration, Finance and Control Officer
15.307.846-7	Jose Miranda Montecinos	Communications Officer
13.903.626-3	Liliana Schnaidt Hagedorn (3)	Human Resources and Organization Officer
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreigner	Raffael Cutrignelli	Internal Audit Officer
11.625.161-2	Pedro Urzúa Frei	Institutional Relations Officer
12.494.825-8	Claudia Navarrete Campos (4)	Planning and control Officer
13.848.428-9	Alison Dunsmore M. (5)	Services Officer
25.566.577-4	Juan Jose Bonilla Andrino	Supply Manager
13.686.119-0	Andres Pinto Bonta	Security manager
23.819.804-6	Antonella Pellegrini	Manager of Sustainability and Community Relations
25.629.782-5	Monica de Martino (5)	Regulation Officer
10.761.436-2	Barrios Ramon Angel	ICT Officer

(1)

On September 27, 2018, Mr. Nicola Cotugno resigned as Chief Executive Officer of the Company, but stayed in office until the September 30. On the same date, September 27, 2018, the Board of Directors of Enel Chile appointed Mr. Paolo Pallotti as the new Chief Executive Officer of Enel Chile, effective October 1, 2018.

(2)

On September 27, 2018, Mr. Raffaele Grandi resigned as Administration, Finance and Control Manager, effective November 1, 2018. On the same date, September 27, 2018, the Board of Directors of Enel Chile appointed Marcelo Antonio de Jesus as the new Administration, Finance and Control Manager, on November 1, 2018.

(3)	On February 1, 2018, Mrs. Liliana Schnaidt H. was appointed as Human Resources and Organization Manager replacing Mr. Alain Rosolino.
(4)	On August 1, 2018, Ms. Claudia Navarrete C. was appointed as Planning and Control Manager, replacing Mr. Bruno Stella.
(5)	On May 1, 2018, Mrs. Alison Dunsmore M. was appointed as Service Manager, replacing Mr. Francisco Silva B.

Summary of Compensation Received by Key Management Personnel

	December 31, 2018	December 31, 2017
	ThCh$	ThCh$
Cash compensation	2,959,019	2,959,467
Short-term benefits for employees	497,424	557,122
Other long-term benefits	322,865	183,453
Total	3,779,308	3,700,042